Loans and Notes Payable (Details 1) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable- related parties	$ 8,874,356	$ 10,318,288	$ 22,108,339
Loans and notes payable, current- related parties	2,544,797	3,616,401	22,108,339
Loans and notes payable, long term- related parties	6,329,560	6,701,887
Jorgan Development, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable- related parties		1,137,563	18,109,503
James Ballengee Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable- related parties	2,038,987	1,981,730	1,391,650
Tyler Nelson [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable- related parties			1,020,872
Meridian Equipment Leasing, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable- related parties	6,329,560	6,701,887
Triple T Trading Company LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable- related parties	$ 505,810	497,109	404,121
Waskom LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Notes Payable- related parties			$ 1,182,193